PREPAID EXPENSES AND DEPOSITS (Details Narrative) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Deposits for inventory purchases and prepaid expense to vendors	$ 64,882	$ 7,408
Prepaid business insurance	5,696	1,062
Security deposits	$ 20,505	$ 12,000